SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	33.30%
Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	15.00%
Minimum | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	25.00%
Minimum | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	7.00%
Maximum | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	33.00%
Maximum | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate	14.00%